Related Party Transactions Disclosure [Text Block]	12 Months Ended
Mar. 31, 2019
Related Party Transactions Disclosure [Text Block]

5. RELATED PARTY TRANSACTIONS

Administrative Services Arrangement

The Company entered into an agreement whereby, commencing on June 20, 2017 through the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company pays the Sponsor a monthly fee of $10,000 for office space, utilities and administrative services. For the years ended March 31, 2019 and 2018, the Company incurred $120,000 and $90,000 in fees for these services, respectively. An aggregate of $70,000 and $20,000 in fees for these services were included in accounts payable and accrued expenses in the accompanying consolidated balance sheets at March 31, 2019 and 2018, respectively.

Related Party Advances

As of March 31, 2019 and 2018, the Company has an outstanding balance of $36,095 and $11,095 of advances from related parties for working capital purposes, respectively. The advances are non-interest bearing, unsecured and due on demand.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into additional Private Units at a price of $10.00 per Unit. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans.

On April 17, 2019 and May 21, 2019, the Company entered into two promissory notes evidencing loans of $55,000 and $14,559 made to the Company by two related parties, respectively, for the sole purpose of paying the Company’s expenses. The notes are non-interest bearing, unsecured and payable upon the consummation of the initial business combination. If the Company is unable to completer a business combination, the notes will be forgiven.